Explanation of the Effects of Transition to International Financial Reporting Standards - Summary of Impacts of IFRS Adjustments for Inventories (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of comparative information prepared under previous GAAP [line items]
Inventories	€ 84,227	€ 91,077	€ 91,014
Previous GAAP [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Inventories		80,273	78,384
Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Inventories		10,804	12,630
Revenue of finished goods derecognised [member] | Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Inventories		€ 10,804	€ 12,630